Oil and Gas Properties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Oil and Gas Properties and Supplemental Oil and Gas Reserve Information [Abstract]
Schedule of oil and gas properties

The following table sets forth the Company’s oil and gas properties:

	March 31, 2014	December 31, 2013
	(In thousands)
Proved oil and gas properties (1)	$20,415,778	$7,491,321
Less: Accumulated depreciation, depletion, amortization and impairment	(720,715)	(484,968)
Proved oil and gas properties, net	19,695,063	7,006,353
Unproved oil and gas properties	5,550,634	6,243,014
Total oil and gas properties, net	$25,245,697	$13,249,367

(1)	Included in the Company’s proved oil and gas properties are estimates of future asset retirement costs of $20,267 as of March 31, 2014 and December 31, 2013.

The following table sets forth the Company’s oil and gas properties:

	December 31,
	2013	2012
	(In thousands)
Proved oil and gas properties (1)	$7,491,321	$500,883
Less: Accumulated depreciation, depletion, amortization and impairment	(484,968)	(15,858)
Proved oil and gas properties, net	7,006,353	485,025
Unproved oil and gas properties	6,243,014	1,031,211
Total oil and gas properties, net	$13,249,367	$1,516,236

(1)	Included in the Company’s proved oil and gas properties are estimates of future asset retirement costs of $20,267 and $2,722 at December 31, 2013 and 2012, respectively.